UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 S. Figueroa Street, 39th Floor Los Angeles, California			90017
(Address of principal executive offices)			(Zip code)

Anna Marie Lopez 725 S. Figueroa Street, 39th Floor Los Angeles, California 90017
(Name and address of agent for service)

Copies to: Julie Allecta, Esq. Paul, Hastings, Janofsky & Walker, LLP 55 Second Street, Twenty-Fourth Floor San Francisco, California 94105
(Counsel for the Registrant)

Registrant’s telephone number, including area code:		(213) 430-1000

Date of fiscal year end:	June 30, 2007

Date of reporting period:	December 31, 2006

Item 1. Report to Stockholders.

Core Value Fund
  Large Cap Value Fund
    Mid-Cap Value Fund
      Small Cap Value Fund
        All Cap Value Fund

DECEMBER 31, 2006

SEMI-ANNUAL REPORT

TABLE OF CONTENTS

SHAREHOLDER LETTER	3

FUND PERFORMANCE DATA	5

FUND EXPENSE EXAMPLES	11

SCHEDULE OF INVESTMENTS:

CORE VALUE FUND	13

LARGE CAP VALUE FUND	15

MID-CAP VALUE FUND	17

SMALL CAP VALUE FUND	19

ALL CAP VALUE FUND	21

STATEMENTS OF ASSETS AND LIABILITIES	22

STATEMENTS OF OPERATIONS	23

STATEMENTS OF CHANGES IN NET ASSETS	24

FINANCIAL HIGHLIGHTS	26

NOTES TO THE FINANCIAL STATEMENTS	31

DISCLOSURE ON INVESTMENT ADVISORY AGREEMENT APPROVAL	40

DEAR SHAREHOLDER:

We are pleased to present you with this semi-annual report for the Hotchkis and Wiley Funds. The following investment review and semi-annual report relates to the activities of the Funds for the six months ended December 31, 2006.

OVERVIEW

Since our firm's founding in 1980, the disciplined application of our investment process has enabled us to capitalize on irrational investor behavior through investment in out-of-favor sectors and securities. Importantly, we have also purposely avoided the more exuberant areas of the market. At times, this strategy can lead to periods of underperformance such as that experienced during the last six months of 2006. While disappointed with the performance of some of the Hotchkis and Wiley Funds, our experience tells us to stay the course and continue to execute our process. We are encouraged by our recent performance, which is beginning to benefit from a decline in oil prices and an easing of long-term interest rates. In addition, our performance in absolute terms was positive, and two of the five Funds (Core Value and Mid-Cap Value) outperformed their respective value benchmarks during the six-month period ending December 31, 2006.

Although US equity market returns were very strong during the last six months of 2006, the vast majority of active managers lagged their benchmarks. Only 11% of large cap value funds exceeded the Russell 1000 Value Index return of 15%, while only 14% of small cap value funds beat the Russell 2000 Value Index return of 12%.i The primary difficulty active managers experienced in keeping pace with their benchmarks was an underweight to a few sectors that generated exceptionally strong performance in the last six months of 2006. Specifically, commodity-oriented stocks (such as precious metals and major integrated oil companies) and financials (particularly investment banks/brokers and REITs) all soared in price.

Inflated valuations in the areas mentioned above reveal a market where risk is not considered to be much of a concern to investors. Another indication is the CBOE Volatility Index®ii known as the "VIX®", which recently hit a 12 year low. VIX can be viewed as a measure of market fear, where a low reading indicates a high level of complacency. We are wary because we observe situations that are out of economic normalcy. For example, the value of zinc and nickel in the five cent coin is worth more than 6.6 cents in today's metal market. In today's environment, even blue chip brokers are levering their assets at 32 times equity capital (or more) and are reporting record earnings fueled by record trading profits. Share prices are at historic highs. And finally, one of the most peculiar demonstrations of complacency is a situation where the best performing REIT in the Russell 1000 Value Index has a similar forward PE multiple as Google!iii Our focus on sustainable normal earnings power suggests that many industry groups are benefiting from strong cyclical earnings that are unlikely to be sustained over the long run. Consequently, in our opinion, the potential for disappointment is quite high. Thus, we believe it is imperative to identify potential risk factors as opposed to discounting them.

As always, we prefer to own shares that are trading at a low multiple of sustainable normal earnings rather than make a bet that good times will be everlasting. Clearly, our disciplined, value-oriented process has caused us to miss some of the lavish returns in the market. Going forward, however, the attractive valuation of many of our holdings relative to the market excites us about the potential for strong relative performance.

HOTCHKIS AND WILEY CORE VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns of 15.34%, 15.26%, and 14.89%, respectively, compared to the S&P 500 Index return of 12.74% and the style-specific Russell 1000 Value Index return of 14.72%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 6 of this report to shareholders.)

Nearly all relative outperformance versus the value benchmark was concentrated in the information technology sector, as strong gains from credit card provider MasterCard, IT services provider Electronic Data Systems, and software developers Microsoft Corp. and CA Inc. boosted performance. Utility operator FPL Group and media company Interpublic Group of Cos. were also positive standouts. Sources of negative performance included an underweight within the well-performing telecommunications sector and price declines in equipment manufacturer Flowserve, aluminum producer Alcoa, and railroad operator CSX.

HOTCHKIS AND WILEY LARGE CAP VALUE FUND

The Fund's Class I, Class A, Class C, and Class R shares had total returns of 13.65%, 13.50%, 13.17%, and 13.39%, respectively, compared to the S&P 500 Index return of 12.74% and the style-specific Russell 1000 Value Index return of 14.72%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 7 of this report to shareholders.)

The majority of relative underperformance versus the value benchmark was concentrated in the financials and materials sectors. Within the financials sector, mortgage lender New Century Financial and commercial bank UnionBanCal were negative contributors. In the materials sector, aluminum producer Alcoa was particularly weak. Our underweight in energy and telecommunications also detracted from performance. Strong relative performance from utility company FPL Group, software manufacturers BMC Software and Microsoft, defense contractor Lockheed Martin, and IT services provider Electronic Data Systems were leading contributors to performance.

HOTCHKIS AND WILEY MID-CAP VALUE FUND

The Fund's Class I, Class A, Class C, and Class R shares had total returns of 13.72%, 13.59%, 13.30%, and 13.42%, respectively, compared to the Russell Midcap Index return of 9.94% and the Russell Midcap Value Index return of 12.33%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 8 of this report to shareholders.)

Nearly all relative outperformance versus the value benchmark was concentrated in the information technology and materials sectors. Within the information technology sector, double-digit gains from credit card provider MasterCard, software manufacturers BMC Software and CA, as well as IT services provider Electronic Data Systems boosted performance. Chemicals manufacturer Agrium and utilities operator FPL Group were also positive standouts. Sources of negative performance included price declines in equipment manufacturer Flowserve, publisher Valassis Communications, and insurer Conseco.

HOTCHKIS AND WILEY SMALL CAP VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns of 4.49%, 4.37%, and 4.26%, respectively, compared to the Russell 2000 Index return of 9.38% and the Russell 2000 Value Index return of 11.81%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 9 of this report to shareholders.)

Nearly all relative underperformance versus the value benchmark was concentrated in the consumer discretionary sector and to a lesser degree, the industrials, energy, and financials sectors. Within the consumer discretionary sector, publisher Valassis Communications, furniture manufacturer Furniture Brands International, specialty retailer Eddie Bauer Holdings, gaming company Magna Entertainment, and hotel operator Lodgian were sources of negative performance. Within the industrials sector, equipment manufacturer Flowserve and temporary staffing company Spherion posted losses. In the financials sector, mortgage REIT Fieldstone Investment and insurer Conseco were weak. Within the energy sector, coal producers Foundation Coal Holdings and Alpha Natural Resources lagged. Strong relative performance from chemicals manufacturers CF Industries and Agrium, apparel manufacturer Warnaco, and document management provider IKON Office Solutions were leading contributors to performance.

HOTCHKIS AND WILEY ALL CAP VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns of 11.57%, 11.38%, and 11.10%, respectively, compared to the S&P 500 Index return of 12.74% and the Russell 3000 Value Index return of 14.45%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 10 of this report to shareholders.)

The majority of relative underperformance versus the value benchmark was concentrated in a number of stocks including equipment manufacturer Flowserve, homebuilder WCI Communities, and publisher Valassis Communications. Strong relative performance from software manufacturer CA, credit card provider MasterCard, and IT services provider Electronic Data Systems were leading contributors to performance.

We appreciate your continued support of the Hotchkis and Wiley Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Nancy D. Celick President	George Davis Portfolio Manager	Sheldon Lieberman Portfolio Manager

Patty McKenna Portfolio Manager	James Miles Portfolio Manager	Stan Majcher Portfolio Manager

David Green Portfolio Manager	Joe Huber Portfolio Manager

The above reflects opinions of portfolio managers as of December 31, 2006. They are subject to change and any forecasts made cannot be guaranteed. The Funds might not continue to hold any securities mentioned and have no obligation to disclose purchases or sales in these securities. Please refer to the Schedule of Investment in this report for a complete list of fund holdings for December 31, 2006. Past performance does not guarantee future results. Indexes do not incur expenses or sales loads and are not available for investment. Price to Earnings ratio (P/E) is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share; this is also referred to as multiples.

iData Source: Zephyr StyleADVISOR for the Zephyr Large Value Universe (Morningstar) and Zephyr Small Value Universe (Morningstar). Each Zephyr universe represents funds with similar investment objectives. Fund returns are supplied by Morningstar, Inc. Calculations for periods shown are based on fund total returns with dividends and distributions reinvested and do not reflect sales charges.

iiChicago Board Options Exchange (CBOE) Volatility Index® is a measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

iiiIllustration purposes only.

Fund Performance Data

ABOUT FUND PERFORMANCE

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares. The Core Value Fund, Small Cap Value Fund and All Cap Value Fund have three classes of shares. Each share class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. The Core Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund are closed to new investors, except as described in the prospectus.

Class I shares have no initial sales charge and bear no ongoing distribution and service fees under a 12b-1 plan. Class I shares are available only to eligible investors.

Class A shares incur a maximum initial sales charge of 5.25% and an annual distribution and service fee of 0.25%.

Class C shares are subject to an annual distribution and service fee of 1.00%. In addition, Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.

Class R shares have no initial sales charge or CDSC and are subject to an annual distribution and service fee of 0.50%. Class R shares are available only to certain retirement plans.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, access our website at www.hwcm.com or by calling 1-866-HW-FUNDS.

Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Funds' investment advisor pays annual operating expenses of the Funds' Class I, Class A, Class C and Class R shares over certain levels. If the investment advisor did not pay such expenses during certain periods, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid by each class of shares will vary because of the different levels of distribution and service fees, if any, applicable to each class, which are deducted from the income available to be paid to shareholders. Performance of all Funds except the Core Value Fund and All Cap Value Fund includes that of predecessor funds.

FUND RISKS

Mutual fund investing involves risk; loss of principal is possible. The Small Cap Value Fund, Mid-Cap Value Fund and All Cap Value Fund invest in small- and medium-capitalization companies which tend to have limited liquidity and greater price volatility than large-capitalization companies. The All Cap Value Fund is a non-diversified fund which involves greater risk than investing in diversified funds, such as business risk, significant stock price fluctuations and sector concentration. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

MARKET INDEXES

The following are definitions for indexes used in the shareholder letter and the performance summary tables on the following pages. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. The Funds' value disciplines may prevent or restrict investment in major stocks in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500® Index, a capital weighted, unmanaged index, represents the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

Russell 1000® Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Russell 1000® Value Index, measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000® Index.

Russell Midcap® Value Index, measures the performance of those Russell Midcap® companies with lower price-to-book values and lower forecasted growth values.

Russell 2000® Index, is a stock market index comprised of the 2,000 smallest companies in the Russell 3000® Index.

Russell 2000® Value Index, measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index, an unmanaged index, is comprised of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index, measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

Fund Performance Data

CORE VALUE FUND†

Total Return as of December 31, 2006†††

	Six months	1 Year	Since 8/30/04*
Class I
Average annual total return	15.34%	14.98%	18.81%
Class A
Average annual total return (with sales charge)	9.20%	8.72%	15.85%
Average annual total return (without sales charge)	15.26%	14.72%	18.53%
Class C
Average annual total return (with CDSC)	13.89%	12.90%	17.66%
Average annual total return (without CDSC)	14.89%	13.90%	17.66%
S&P 500 Index††
Average annual total return	12.74%	15.80%	13.62%
Russell 1000 Index††
Average annual total return	12.36%	15.46%	14.46%
Russell 1000 Value Index††
Average annual total return	14.72%	22.25%	18.16%

With sales charge and CDSC returns shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns (without sales charge or CDSC) do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower.

* Commencement of Class I, Class A and Class C.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

LARGE CAP VALUE FUND†

Total Return as of December 31, 2006†††

	Six months	1 Year	5 Years	10 Years	Since 6/24/87*
Class I
Average annual total return	13.65%	13.70%	14.28%	11.87%	11.59%
Class A
Average annual total return (with sales charge)	7.55%	7.46%	12.79%	11.07%	11.05%
Average annual total return (without sales charge)	13.50%	13.40%	14.01%	11.67%	11.35%
Class C
Average annual total return (with CDSC)	12.17%	11.68%	13.19%	10.79%	10.48%
Average annual total return (without CDSC)	13.17%	12.68%	13.19%	10.79%	10.48%
Class R
Average annual total return	13.39%	13.15%	13.83%	11.37%	11.06%
S&P 500 Index††
Average annual total return	12.74%	15.80%	6.19%	8.42%	10.68%
Russell 1000 Index††
Average annual total return	12.36%	15.46%	6.82%	8.64%	10.79%
Russell 1000 Value Index††
Average annual total return	14.72%	22.25%	10.86%	11.00%	n/a

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/26/01; Class C — 2/4/02; Class R — 8/28/03.)

With sales charge and CDSC returns shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns (without sales charge or CDSC) do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

MID-CAP VALUE FUND†

Total Return as of December 31, 2006†††

	Six Months	1 Year	5 Years	Since 1/2/97*
Class I
Average annual total return	13.72%	16.58%	17.92%	18.06%
Class A
Average annual total return (with sales charge)	7.64%	10.22%	16.38%	17.15%
Average annual total return (without sales charge)	13.59%	16.34%	17.65%	17.79%
Class C
Average annual total return (with CDSC)	12.30%	14.58%	16.80%	16.89%
Average annual total return (without CDSC)	13.30%	15.58%	16.80%	16.89%
Class R
Average annual total return	13.42%	16.02%	17.67%	17.64%
Russell Midcap Index††
Average annual total return	9.94%	15.26%	12.88%	12.28%
Russell Midcap Value Index††
Average annual total return	12.33%	20.22%	15.88%	13.78%

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A, Class C — 1/2/01; Class R — 8/28/03.)

With sales charge and CDSC returns shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns (without sales charge or CDSC) do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell Midcap Index.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

SMALL CAP VALUE FUND†

Total Return as of December 31, 2006†††

	Six Months	1 Year	5 Years	10 Years	Since 9/20/85*
Class I
Average annual total return	4.49%	2.80%	18.64%	15.23%	13.82%
Class A
Average annual total return (with sales charge)	–1.12%	–2.81%	17.12%	14.53%	13.29%
Average annual total return (without sales charge)	4.37%	2.56%	18.38%	15.15%	13.58%
Class C
Average annual total return (with CDSC)	3.26%	1.05%	17.55%	14.15%	12.73%
Average annual total return (without CDSC)	4.26%	2.05%	17.55%	14.15%	12.73%
Russell 2000 Index††
Average annual total return	9.38%	18.37%	11.39%	9.44%	11.22%
Russell 2000 Value Index††
Average annual total return	11.81%	23.48%	15.37%	13.27%	n/a

Returns shown for Class A and Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/6/00; Class C — 2/4/02.)

With sales charge and CDSC returns shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns (without sales charge or CDSC) do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations less than $3 billion.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

ALL CAP VALUE FUND†

Total Return as of December 31, 2006†††

	Six Months	1 Year	Since 12/31/02*
Class I
Average annual total return	11.57%	8.61%	22.87%
Class A
Average annual total return (with sales charge)	5.56%	2.56%	21.14%
Average annual total return (without sales charge)	11.38%	8.26%	22.78%
Class C
Average annual total return (with CDSC)	10.10%	6.61%	21.65%
Average annual total return (without CDSC)	11.10%	7.61%	21.65%
S&P 500 Index††
Average annual total return	12.74%	15.80%	14.74%
Russell 3000 Index††
Average annual total return	12.09%	15.72%	15.85%
Russell 3000 Value Index††
Average annual total return	14.45%	22.34%	18.99%

With sales charge and CDSC returns shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns (without sales charge or CDSC) do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

Returns shown for Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class C — 8/28/03.)

† The Fund invests primarily in stocks of U.S. companies.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower.

* Commencement of Class I and Class A.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Expense Examples (Unaudited)

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs such as initial sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period (July 1, 2006 – December 31, 2006.

The table on the following page illustrates the Funds' costs in two ways:

Based on actual fund return. This section provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Based on hypothetical 5% return. This section provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Fund Expense Examples (Unaudited)

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06	Annualized Expense Ratio
Based on Actual Fund Returns
Core Value Fund
Class I	$1,000.00	$1,153.40	$5.05	0.93%
Class A	1,000.00	1,152.60	6.40	1.18
Class C	1,000.00	1,148.90	10.07	1.86
Large Cap Value Fund
Class I	1,000.00	1,136.50	5.17	0.96
Class A	1,000.00	1,135.00	6.51	1.21
Class C	1,000.00	1,131.70	9.56	1.78
Class R	1,000.00	1,133.90	7.85	1.46
Mid-Cap Value Fund
Class I	1,000.00	1,137.20	5.33	0.99
Class A	1,000.00	1,135.90	6.68	1.24
Class C	1,000.00	1,133.00	9.25	1.72
Class R	1,000.00	1,134.20	8.02	1.49
Small Cap Value Fund
Class I	1,000.00	1,044.90	5.41	1.05
Class A	1,000.00	1,043.70	6.70	1.30
Class C	1,000.00	1,042.60	7.93	1.54
All Cap Value Fund
Class I	1,000.00	1,115.70	5.33	1.00
Class A	1,000.00	1,113.80	6.66	1.25
Class C	1,000.00	1,111.00	9.42	1.77
Based on Hypothetical 5% Yearly Returns
Core Value Fund
Class I	1,000.00	1,020.52	4.74	0.93
Class A	1,000.00	1,019.26	6.01	1.18
Class C	1,000.00	1,015.83	9.45	1.86
Large Cap Value Fund
Class I	1,000.00	1,020.37	4.89	0.96
Class A	1,000.00	1,019.11	6.16	1.21
Class C	1,000.00	1,016.23	9.05	1.78
Class R	1,000.00	1,017.85	7.43	1.46
Mid-Cap Value Fund
Class I	1,000.00	1,020.21	5.04	0.99
Class A	1,000.00	1,018.95	6.31	1.24
Class C	1,000.00	1,016.53	8.74	1.72
Class R	1,000.00	1,017.69	7.58	1.49
Small Cap Value Fund
Class I	1,000.00	1,019.91	5.35	1.05
Class A	1,000.00	1,018.65	6.61	1.30
Class C	1,000.00	1,017.44	7.83	1.54
All Cap Value Fund
Class I	1,000.00	1,020.16	5.09	1.00
Class A	1,000.00	1,018.90	6.36	1.25
Class C	1,000.00	1,016.28	9.00	1.77

* Expenses are equal to the Funds' annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the most recent 12-month period (365).

Schedule of Investments — December 31, 2006

Hotchkis and Wiley Core Value Fund (Unaudited)

COMMON STOCKS — 98.78%	Shares Held	Value
Aerospace & Defense — 4.44%
Lockheed Martin Corporation	246,400	$22,686,048
Northrop Grumman Corporation	777,700	52,650,290
Raytheon Company	121,100	6,394,080
		81,730,418
Auto Components — 1.01%
Magna International, Inc.	230,100	18,534,555
Chemicals — 1.49%
The Mosaic Company (a)	1,284,100	27,428,376
Commercial Banks — 1.81%
Comerica, Inc.	286,300	16,800,084
KeyCorp	212,700	8,088,981
UnionBanCal Corporation	138,500	8,483,125
		33,372,190
Commercial Services & Supplies — 1.37%
Waste Management, Inc.	685,700	25,213,189
Diversified Financial Services — 5.19%
Bank of America Corporation	556,822	29,728,726
JPMorgan Chase & Company	1,361,500	65,760,450
		95,489,176
Electric Utilities — 7.55%
Entergy Corporation	73,800	6,813,216
Exelon Corporation	1,294,700	80,128,983
FPL Group, Inc.	955,000	51,971,100
		138,913,299
Food & Staples Retailing — 3.30%
Safeway, Inc.	961,400	33,225,984
Supervalu, Inc.	1	36
Wal-Mart Stores, Inc.	592,800	27,375,504
		60,601,524
Food Products — 2.59%
Kraft Foods, Inc.	130,400	4,655,280
Sara Lee Corporation	353,700	6,023,511
Unilever PLC ADR	1,327,860	36,941,065
		47,619,856
Health Care Providers & Services — 0.95%
Tenet Healthcare Corporation (a)	2,511,200	17,503,064
Hotels, Restaurants & Leisure — 3.72%
Harrah's Entertainment, Inc.	299,400	24,766,368
McDonald's Corporation	189,800	8,413,834
Wyndham Worldwide Corporation (a)	537,880	17,222,918
Yum! Brands, Inc.	307,200	18,063,360
		68,466,480

	Shares Held	Value
Household Durables — 6.56%
Centex Corporation	1,419,800	$79,892,146
Pulte Homes, Inc.	1,228,200	40,677,984
		120,570,130
Industrial Conglomerates — 4.33%
Tyco International Limited	2,621,400	79,690,560
Insurance — 14.26%
Assurant, Inc.	188,100	10,392,525
Conseco, Inc. (a)	913,400	18,249,732
Genworth Financial, Inc.	1,649,000	56,412,290
Hartford Financial Services Group, Inc.	98,900	9,228,359
MetLife, Inc.	753,900	44,487,639
Prudential Financial, Inc.	123,000	10,560,780
The St. Paul Travelers Companies, Inc.	1,204,800	64,685,712
UnumProvident Corporation	1,433,300	29,783,974
XL Capital Limited	255,300	18,386,706
		262,187,717
IT Services — 5.70%
Electronic Data Systems Corporation	3,539,500	97,513,225
First Data Corporation	288,300	7,357,416
		104,870,641
Machinery — 1.87%
Flowserve Corporation (a)	681,300	34,385,211
Media — 3.76%
Interpublic Group of Companies, Inc. (a)	3,033,300	37,127,592
R.H. Donnelley Corporation (a)	511,300	32,073,849
		69,201,441
Metals & Mining — 3.10%
Alcoa, Inc.	1,900,300	57,028,003
Oil, Gas & Consumable Fuels — 1.31%
Petro-Canada	370,900	15,221,736
Sunoco, Inc.	140,500	8,761,580
		23,983,316
Paper & Forest Products — 1.19%
Weyerhaeuser Company	309,300	21,852,045
Pharmaceuticals — 2.12%
Schering-Plough Corporation	1,646,200	38,916,168
Real Estate Management & Development — 2.95%
Realogy Corporation (a)	829,550	25,151,956
The St. Joe Company	544,500	29,168,865
		54,320,821
Road & Rail — 0.54%
Avis Budget Group, Inc.	210,740	4,570,951
CSX Corporation	157,000	5,405,510
		9,976,461

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2006

Hotchkis and Wiley Core Value Fund (Unaudited)

	Shares Held	Value
Software — 9.45%
BMC Software, Inc. (a)	559,900	$18,028,780
CA, Inc.	3,999,606	90,591,076
Microsoft Corporation	2,182,600	65,172,436
		173,792,292
Specialty Retail — 3.00%
Home Depot, Inc.	1,375,800	55,252,128
Thrifts & Mortgage Finance — 4.08%
Freddie Mac	800,600	54,360,740
Washington Mutual, Inc.	454,600	20,679,754
		75,040,494
Tobacco — 0.96%
Altria Group, Inc.	205,900	17,670,338
Wireless Telecommunication Services — 0.18%
Alltel Corporation	54,800	3,314,304
Total investments — 98.78% (Cost $1,659,999,460)		1,816,924,197
Time deposit* — 1.70%		31,269,882
Liabilities in excess of other assets — (0.48%)		(8,845,157)
Net assets — 100.00%		$1,839,348,922

(a) — Non-income producing security.

ADR — American Depository Receipt.

* — Time deposit bears interest at 4.62% and matures on 1/3/2007. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Investments by Industry (% of net assets)
Insurance	14.3%
Software	9.4
Electric Utilities	7.5
Household Durables	6.6
IT Services	5.7
Diversified Financial Services	5.2
Aerospace & Defense	4.4
Industrial Conglomerates	4.3
Thrifts & Mortgage Finance	4.1
Media	3.8
Hotels, Restaurants & Leisure	3.7
Food & Staples Retailing	3.3
Metals & Mining	3.1
Specialty Retail	3.0
Real Estate Management & Development	2.9
Food Products	2.6
Pharmaceuticals	2.1
Machinery	1.9
Commercial Banks	1.8
Chemicals	1.5
Commercial Services & Supplies	1.4
Oil, Gas & Consumable Fuels	1.3
Paper & Forest Products	1.2
Auto Components	1.0
Tobacco	1.0
Health Care Providers & Services	1.0
Road & Rail	0.5
Wireless Telecommunication Services	0.2
Total	98.8%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2006

Hotchkis and Wiley Large Cap Value Fund (Unaudited)

COMMON STOCKS — 99.55%	Shares Held	Value
Aerospace & Defense — 4.47%
Lockheed Martin Corporation	1,000,900	$92,152,863
Northrop Grumman Corporation	2,552,100	172,777,170
Raytheon Company	135,800	7,170,240
		272,100,273
Auto Components — 0.97%
Magna International, Inc.	732,500	59,002,875
Chemicals — 3.38%
Eastman Chemical Company	3,472,500	205,953,975
Commercial Banks — 2.13%
Comerica, Inc.	1,019,600	59,830,128
KeyCorp	170,500	6,484,115
UnionBanCal Corporation	1,038,200	63,589,750
		129,903,993
Commercial Services & Supplies — 1.42%
Waste Management, Inc.	2,352,900	86,516,133
Diversified Financial Services — 5.25%
Bank of America Corporation	1,900,833	101,485,474
JPMorgan Chase & Company	4,514,500	218,050,350
		319,535,824
Electric Utilities — 7.71%
Entergy Corporation	175,500	16,202,160
Exelon Corporation	4,318,200	267,253,398
FPL Group, Inc.	3,418,100	186,013,002
		469,468,560
Food & Staples Retailing — 1.49%
Wal-Mart Stores, Inc.	1,970,500	90,997,690
Food Products — 2.41%
Kraft Foods, Inc.	288,800	10,310,160
Sara Lee Corporation	291,500	4,964,245
Unilever PLC ADR	4,725,419	131,461,157
		146,735,562
Health Care Providers & Services — 1.64%
Tenet Healthcare Corporation (a)	14,301,300	99,680,061
Hotels, Restaurants & Leisure — 3.59%
Harrah's Entertainment, Inc.	998,327	82,581,610
Wyndham Worldwide Corporation (a)	1,678,159	53,734,651
Yum! Brands, Inc.	1,397,200	82,155,360
		218,471,621
Household Durables — 6.37%
Centex Corporation	1,173,600	66,038,472
Lennar Corporation — Class A	3,941,400	206,765,844
Lennar Corporation — Class B	2,336,820	114,784,598
		387,588,914

	Shares Held	Value
Industrial Conglomerates — 4.39%
Tyco International Limited	8,784,800	$267,057,920
Insurance — 14.79%
Genworth Financial, Inc.	5,415,100	185,250,571
The Hanover Insurance Group, Inc.	1,709,700	83,433,360
MetLife, Inc.	2,990,000	176,439,900
The St. Paul Travelers Companies, Inc.	3,708,300	199,098,627
UnumProvident Corporation	8,652,200	179,792,716
XL Capital Limited	1,061,500	76,449,230
		900,464,404
IT Services — 5.82%
Electronic Data Systems Corporation	12,033,300	331,517,415
First Data Corporation	907,000	23,146,640
		354,664,055
Machinery — 1.89%
SPX Corporation	1,884,800	115,274,368
Media — 1.50%
Idearc, Inc. (a)	3,190,000	91,393,500
Metals & Mining — 3.11%
Alcoa, Inc.	6,305,848	189,238,498
Oil, Gas & Consumable Fuels — 1.49%
Sunoco, Inc.	473,500	29,527,460
Tesoro Corporation	929,200	61,113,484
		90,640,944
Paper & Forest Products — 1.13%
Weyerhaeuser Company	978,100	69,102,765
Real Estate Investment Trusts — 0.98%
Apartment Investment & Management Company	169,800	9,512,196
New Century Financial Corporation	1,592,600	50,310,234
		59,822,430
Real Estate Management & Development — 2.51%
Realogy Corporation (a)	5,034,598	152,649,011
Road & Rail — 0.30%
Avis Budget Group, Inc.	839,080	18,199,645
Software — 11.03%
BMC Software, Inc. (a)	3,711,100	119,497,420
CA, Inc.	13,280,941	300,813,314
Microsoft Corporation	8,423,700	251,531,682
		671,842,416
Specialty Retail — 3.17%
Home Depot, Inc.	4,806,900	193,045,104
Textiles, Apparel & Luxury Goods — 1.47%
Jones Apparel Group, Inc.	2,674,400	89,405,192

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2006

Hotchkis and Wiley Large Cap Value Fund (Unaudited)

	Shares Held	Value
Thrifts & Mortgage Finance — 3.98%
Freddie Mac	2,736,200	$185,787,980
Washington Mutual, Inc.	1,238,000	56,316,620
		242,104,600
Tobacco — 1.16%
Altria Group, Inc.	824,600	70,767,172
Total investments — 99.55% (Cost $5,366,727,786)		6,061,627,505
Time deposit* — 0.18%		10,955,547
Other assets in excess of liabilities — 0.27%		16,557,896
Net assets — 100.00%		$6,089,140,948

(a) — Non-income producing security.

ADR — American Depository Receipt.

* — Time deposit bears interest at 4.62% and matures on 1/3/2007. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Investments by Industry (% of net assets)
Insurance	14.8%
Software	11.0
Electric Utilities	7.7
Household Durables	6.4
IT Services	5.8
Diversified Financial Services	5.2
Aerospace & Defense	4.5
Industrial Conglomerates	4.4
Thrifts & Mortgage Finance	4.0
Hotels, Restaurants & Leisure	3.6
Chemicals	3.4
Specialty Retail	3.2
Metals & Mining	3.1
Real Estate Management & Development	2.5
Food Products	2.4
Commercial Banks	2.1
Machinery	1.9
Health Care Providers & Services	1.6
Media	1.5
Food & Staples Retailing	1.5
Oil, Gas & Consumable Fuels	1.5
Textiles, Apparel & Luxury Goods	1.5
Commercial Services & Supplies	1.4
Tobacco	1.2
Paper & Forest Products	1.1
Real Estate Investment Trusts	1.0
Auto Components	1.0
Road & Rail	0.3
Total	99.6%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2006

Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

COMMON STOCKS — 98.50%	Shares Held	Value
Auto Components — 1.04%
Magna International, Inc.	600,700	$48,386,385
Chemicals — 9.54%
Agrium, Inc.	4,535,900	142,835,491
Eastman Chemical Company	2,620,100	155,398,131
FMC Corporation	597,400	45,730,970
Lubrizol Corporation	1,196,200	59,965,506
The Mosaic Company (a)	1,941,800	41,476,848
		445,406,946
Commercial Banks — 4.01%
Comerica, Inc.	1,537,500	90,220,500
UnionBanCal Corporation	1,582,500	96,928,125
		187,148,625
Commercial Services & Supplies — 2.65%
IKON Office Solutions, Inc. (b)	7,539,400	123,419,978
Electric Utilities — 2.60%
FPL Group, Inc.	2,231,100	121,416,462
Food & Staples Retailing — 2.83%
BJ's Wholesale Club, Inc. (a)	2,671,500	83,110,365
Safeway, Inc.	1,412,000	48,798,720
		131,909,085
Gas Utilities — 0.87%
Southern Union Company	1,444,791	40,381,915
Health Care Providers & Services — 1.25%
Tenet Healthcare Corporation (a)	8,341,400	58,139,558
Hotels, Restaurants & Leisure — 2.97%
Harrah's Entertainment, Inc.	937,400	77,541,728
Yum! Brands, Inc.	1,037,600	61,010,880
		138,552,608
Household Durables — 7.03%
Centex Corporation	2,046,800	115,173,436
Furniture Brands International, Inc.	1,255,600	20,378,388
Pulte Homes, Inc.	3,663,500	121,335,120
Toll Brothers, Inc. (a)	2,208,000	71,163,840
		328,050,784
Insurance — 14.65%
Assurant, Inc.	1,100,900	60,824,725
CNA Financial Corporation (a)	1,725,724	69,581,192
Conseco, Inc. (a)	7,400,200	147,855,996
Genworth Financial, Inc.	4,220,800	144,393,568
The Hanover Insurance Group, Inc.	1,379,400	67,314,720
UnumProvident Corporation	7,045,900	146,413,802
XL Capital Limited	659,500	47,497,190
		683,881,193

	Shares Held	Value
IT Services — 7.07%
BearingPoint, Inc. (a)	4,124,300	$32,458,241
Electronic Data Systems Corporation	9,015,900	248,388,045
Unisys Corporation (a)	6,271,400	49,167,776
		330,014,062
Machinery — 4.65%
Flowserve Corporation (a)	2,623,700	132,418,139
SPX Corporation	1,384,300	84,663,788
		217,081,927
Marine — 0.98%
Alexander & Baldwin, Inc.	1,026,800	45,528,312
Media — 7.77%
Dow Jones & Company, Inc. (b)	3,809,700	144,768,600
Interpublic Group of Companies, Inc. (a)	6,238,400	76,358,016
R.H. Donnelley Corporation (a)	1,689,966	106,011,567
Valassis Communications, Inc. (a) (b)	2,456,500	35,619,250
		362,757,433
Oil, Gas & Consumable Fuels — 1.48%
Sunoco, Inc.	357,300	22,281,228
Tesoro Corporation	708,800	46,617,776
		68,899,004
Real Estate Investment Trusts — 1.31%
American Home Mortgage Investment Corporation	1,746,700	61,344,104
Real Estate Management & Development — 8.95%
MI Developments, Inc. (b)	3,336,300	119,105,910
Realogy Corporation (a)	3,809,600	115,507,072
The St. Joe Company	3,419,100	183,161,187
		417,774,169
Road & Rail — 3.44%
Avis Budget Group, Inc.	2,790,350	60,522,691
Con-way, Inc.	2,275,200	100,199,808
		160,722,499
Software — 8.15%
BMC Software, Inc. (a)	2,860,700	92,114,540
CA, Inc.	10,178,544	230,544,022
Novell, Inc. (a)	9,290,800	57,602,960
		380,261,522
Specialty Retail — 3.02%
Foot Locker, Inc.	2,653,200	58,184,676
Rent-A-Center, Inc. (a)	2,808,500	82,878,835
		141,063,511

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2006

Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

	Shares Held	Value
Textiles, Apparel & Luxury Goods — 2.24%
Jones Apparel Group, Inc.	3,127,900	$104,565,697
Total investments — 98.50% (Cost $3,907,741,502)		4,596,705,779
Time deposit* — 2.51%		117,219,938
Liabilities in excess of other assets — (1.01%)		(47,281,834)
Net assets — 100.00%		$4,666,643,883

(a) — Non-income producing security.

(b) — Affiliated issuer. See Note 5 in Notes to the Financial Statements.

* — Time deposit bears interest at 4.62% and matures on 1/3/2007. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Investments by Industry (% of net assets)
Insurance	14.7%
Chemicals	9.5
Real Estate Management & Development	9.0
Software	8.2
Media	7.8
IT Services	7.1
Household Durables	7.0
Machinery	4.7
Commercial Banks	4.0
Road & Rail	3.4
Specialty Retail	3.0
Hotels, Restaurants & Leisure	3.0
Food & Staples Retailing	2.8
Commercial Services & Supplies	2.6
Electric Utilities	2.6
Textiles, Apparel & Luxury Goods	2.2
Oil, Gas & Consumable Fuels	1.5
Real Estate Investment Trusts	1.3
Health Care Providers & Services	1.2
Auto Components	1.0
Marine	1.0
Gas Utilities	0.9
Total	98.5%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2006

Hotchkis and Wiley Small Cap Value Fund (Unaudited)

COMMON STOCKS — 100.26%	Shares Held	Value
Aerospace & Defense — 0.88%
EDO Corporation	244,100	$5,794,934
Chemicals — 7.69%
Agrium, Inc.	580,300	18,273,647
CF Industries Holdings, Inc.	288,900	7,407,396
Lubrizol Corporation	153,000	7,669,890
Pioneer Companies, Inc. (a)	353,100	10,119,846
Tronox, Inc. — Class A	401,200	6,415,188
Tronox, Inc. — Class B	50,300	794,237
		50,680,204
Commercial Services & Supplies — 12.76%
Bowne & Company, Inc.	435,100	6,935,494
IKON Office Solutions, Inc.	1,363,500	22,320,495
Kelly Services, Inc.	862,300	24,954,962
PHH Corporation (a)	631,200	18,222,744
Spherion Corporation (a)	1,573,000	11,687,390
		84,121,085
Electric Utilities — 1.66%
Great Plains Energy, Inc.	343,500	10,923,300
Food & Staples Retailing — 3.76%
BJ's Wholesale Club, Inc. (a)	444,900	13,840,839
Pathmark Stores, Inc. (a)	727,800	8,114,970
Winn-Dixie Stores, Inc. (a)	209,000	2,821,500
		24,777,309
Gas Utilities — 1.51%
Southern Union Company	355,662	9,940,753
Hotels, Restaurants & Leisure — 4.92%
Lodgian, Inc. (a) (b)	1,573,109	21,394,282
Magna Entertainment Corporation (a)	832,500	3,754,575
Sunterra Corporation (a)	604,600	7,285,430
		32,434,287
Household Durables — 14.92%
Beazer Homes USA, Inc.	358,200	16,838,982
Brookfield Homes Corporation	297,464	11,169,773
California Coastal Communities, Inc.	151,600	3,251,820
Comstock Homebuilding Companies, Inc. (a)	302,400	1,738,800
Furniture Brands International, Inc.	444,400	7,212,612
MDC Holdings, Inc.	413,100	23,567,355
Russ Berrie & Company, Inc. (a)	22,900	353,805
WCI Communities, Inc. (a)	1,784,300	34,222,874
		98,356,021

	Shares Held	Value
Insurance — 8.31%
Conseco, Inc. (a)	302,900	$6,051,942
The Hanover Insurance Group, Inc.	482,300	23,536,240
KMG America Corporation (a)	675,700	6,479,963
PMA Capital Corporation (a)	405,700	3,740,554
Quanta Capital Holdings Limited (a)	487,400	1,047,910
United America Indemnity Limited (a)	550,128	13,934,742
		54,791,351
IT Services — 2.59%
BearingPoint, Inc. (a)	825,800	6,499,046
Unisys Corporation (a)	1,349,900	10,583,216
		17,082,262
Machinery — 3.63%
Flowserve Corporation (a)	474,200	23,932,874
Marine — 2.35%
Alexander & Baldwin, Inc.	349,800	15,510,132
Media — 8.59%
Live Nation, Inc. (a)	380,600	8,525,440
R.H. Donnelley Corporation (a)	109,200	6,850,116
Valassis Communications, Inc. (a)	1,343,200	19,476,400
Westwood One, Inc.	3,079,400	21,740,564
		56,592,520
Oil, Gas & Consumable Fuels — 3.06%
Foundation Coal Holdings, Inc.	433,500	13,767,960
Overseas Shipholding Group, Inc.	114,000	6,418,200
		20,186,160
Real Estate Investment Trusts — 5.15%
Capital Lease Funding, Inc.	1,092,000	12,667,200
Eagle Hospitality Properties Trust, Inc.	483,400	4,437,612
Fieldstone Investment Corporation	93,200	408,216
Fieldstone Investment Corporation 144A (r)	556,700	2,438,346
Government Properties Trust, Inc.	66,700	707,020
Lexington Realty Trust	401,600	9,003,872
MortgageIT Holdings, Inc.	290,900	4,290,775
		33,953,041
Real Estate Management & Development — 6.44%
MI Developments, Inc.	925,900	33,054,630
The St. Joe Company	96,200	5,153,434
Thomas Properties Group, Inc.	262,700	4,195,319
		42,403,383
Road & Rail — 3.46%
Avis Budget Group, Inc.	396,050	8,590,325
Con-way, Inc.	321,900	14,176,476
		22,766,801

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2006

Hotchkis and Wiley Small Cap Value Fund (Unaudited)

	Shares Held	Value
Software — 1.72%
Agile Software Corporation (a)	509,200	$3,131,580
Novell, Inc. (a)	1,318,700	8,175,940
		11,307,520
Specialty Retail — 2.32%
Eddie Bauer Holdings, Inc. (a)	402,800	3,649,368
Rent-A-Center, Inc. (a)	393,500	11,612,185
		15,261,553
Textiles, Apparel & Luxury Goods — 4.54%
The Warnaco Group, Inc. (a)	1,179,200	29,928,096
Total investments — 100.26% (Cost $559,243,022)		660,743,586
Liabilities in excess of other assets — (0.26%)		(1,683,197)
Net assets — 100.00%		$659,060,389

(a) — Non-income producing security.

(b) — Affiliated issuer. See Note 5 in Notes to the Financial Statements.

(r) — Restricted security. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.

Investments by Industry (% of net assets)
Household Durables	14.9%
Commercial Services & Supplies	12.8
Media	8.6
Insurance	8.3
Chemicals	7.7
Real Estate Management & Development	6.4
Real Estate Investment Trusts	5.1
Hotels, Restaurants & Leisure	4.9
Textiles, Apparel & Luxury Goods	4.5
Food & Staples Retailing	3.8
Machinery	3.6
Road & Rail	3.5
Oil, Gas & Consumable Fuels	3.1
IT Services	2.6
Marine	2.4
Specialty Retail	2.3
Software	1.7
Electric Utilities	1.7
Gas Utilities	1.5
Aerospace & Defense	0.9
Total	100.3%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2006

Hotchkis and Wiley All Cap Value Fund (Unaudited)

COMMON STOCKS — 96.00%	Shares Held	Value
Commercial Services & Supplies — 3.22%
IKON Office Solutions, Inc.	333,400	$5,457,758
Health Care Providers & Services — 2.53%
Tenet Healthcare Corporation (a)	615,500	4,290,035
Household Durables — 16.02%
WCI Communities, Inc. (a)	1,414,500	27,130,110
Industrial Conglomerates — 3.45%
Tyco International Limited	192,200	5,842,880
Insurance — 12.88%
The Hanover Insurance Group, Inc.	78,100	3,811,280
The St. Paul Travelers Companies, Inc.	86,500	4,644,185
UnumProvident Corporation	396,800	8,245,504
XL Capital Limited	70,900	5,106,218
		21,807,187
IT Services — 4.91%
Electronic Data Systems Corporation	301,600	8,309,080
Machinery — 14.15%
Flowserve Corporation (a)	161,200	8,135,764
Miller Industries, Inc. (a) (b)	659,398	15,825,552
		23,961,316
Media — 6.08%
Idearc, Inc. (a)	263,400	7,546,410
Westwood One, Inc.	390,400	2,756,224
		10,302,634
Real Estate Investment Trusts — 9.82%
Capital Lease Funding, Inc.	839,100	9,733,560
Government Properties Trust, Inc.	651,400	6,904,840
		16,638,400
Real Estate Management & Development — 6.10%
MI Developments, Inc.	289,300	10,328,010
Software — 12.91%
CA, Inc.	965,049	21,858,360
Specialty Retail — 3.93%
Home Depot, Inc.	165,600	6,650,496
Total investments — 96.00% (Cost $147,659,191)		162,576,266
Time deposit* — 3.86%		6,538,248
Other assets in excess of liabilities — 0.14%		240,294
Net assets — 100.00%		$169,354,808

(a) — Non-income producing security.

(b) — Affiliated issuer. See Note 5 in Notes to the Financial Statements.

* — Time deposit bears interest at 4.62% and matures on 1/3/2007. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Investments by Industry (% of net assets)

Household Durables	16.0%
Machinery	14.2
Software	12.9
Insurance	12.9
Real Estate Investment Trusts	9.8
Real Estate Management & Development	6.1
Media	6.1
IT Services	4.9
Specialty Retail	3.9
Industrial Conglomerates	3.5
Commercial Services & Supplies	3.2
Health Care Providers & Services	2.5
Total	96.0%

The accompanying notes are an integral part of these financial statements.

Statements of Assets & Liabilities

DECEMBER 31, 2006 (UNAUDITED)

	Core Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	All Cap Value Fund
Assets:
Investments, at value*
Unaffiliated issuers	$1,816,924,197	$6,061,627,505	$4,173,792,041	$639,349,304	$146,750,714
Affiliated issuers	—	—	422,913,738	21,394,282	15,825,552
Time deposit	31,269,882	10,955,547	117,219,938	—	6,538,248
Dividends and interest receivable	1,187,179	8,324,799	4,327,444	696,827	268,256
Receivable for investments sold	2,797,013	9,620,828	11,084,268	1,646,482	3,024,568
Receivable for Fund shares sold	3,789,768	33,398,149	11,877,813	713,259	47,589
Other assets	102,270	209,556	145,529	42,669	36,614
Total assets	$1,856,070,309	$6,124,136,384	$4,741,360,771	$663,842,823	$172,491,541
Liabilities:
Payable for investments purchased	$9,469,168	$17,858,220	$22,441,783	$1,874,553	$2,134,492
Payable for Fund shares repurchased	2,477,166	8,186,729	31,419,645	1,765,770	661,472
Payable to Advisor	1,163,811	3,842,952	2,957,278	422,189	108,192
Accrued expenses and other liabilities	3,611,242	5,107,535	17,898,182	719,922	232,577
Total liabilities	16,721,387	34,995,436	74,716,888	4,782,434	3,136,733
Net assets	$1,839,348,922	$6,089,140,948	$4,666,643,883	$659,060,389	$169,354,808
Net Assets consist of:
Paid in capital	$1,631,401,191	$5,301,438,900	$3,815,098,238	$537,455,029	$148,353,499
Undistributed net investment income (accumulated net investment loss)	7,006	895,155	37,686	(261,578)	(355,655)
Undistributed net realized gain (loss) on securities	51,015,988	91,907,174	162,543,682	20,366,374	6,439,889
Net unrealized appreciation of securities	156,924,737	694,899,719	688,964,277	101,500,564	14,917,075
Net assets	$1,839,348,922	$6,089,140,948	$4,666,643,883	$659,060,389	$169,354,808
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class I
Net assets	$1,044,014,869	$2,471,140,457	$3,234,339,478	$511,811,755	$48,591,455
Shares outstanding (unlimited shares $0.001 par value authorized)	72,236,433	97,710,453	108,341,712	11,199,126	2,442,344
Net asset value per share	$14.45	$25.29	$29.85	$45.70	$19.90
Calculation of Net Asset Value Per Share — Class A
Net assets	$624,761,818	$3,050,863,433	$1,155,844,220	$131,981,322	$71,543,794
Shares outstanding (unlimited shares $0.001 par value authorized)	43,321,765	120,999,344	38,963,081	2,876,369	3,592,902
Net asset value per share	$14.42	$25.21	$29.67	$45.88	$19.91
Public Offering Price Per Share — Class A
($14.42 divided by 0.9475, $25.21 divided by 0.9475, $29.67 divided by 0.9475, $45.88 divided by 0.9475, $19.91 divided by 0.9475)	$15.22	$26.61	$31.31	$48.42	$21.01
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class C
Net assets	$170,572,235	$468,189,243	$250,873,722	$15,267,312	$49,219,559
Shares outstanding (unlimited shares $0.001 par value authorized)	11,945,698	18,786,275	8,795,625	352,778	2,535,574
Net asset value per share	$14.28	$24.92	$28.52	$43.28	$19.41
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class R
Net assets		$98,947,815	$25,586,463
Shares outstanding (unlimited shares $0.001 par value authorized)		3,894,711	854,541
Net asset value per share		$25.41	$29.94
*Cost of investments
Unaffiliated issuers	$1,659,999,460	$5,366,727,786	$3,495,984,404	$542,258,243	$136,171,467
Affiliated issuers	—	—	411,757,098	16,984,779	11,487,724

The accompanying notes are an integral part of these financial statements.

Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)

	Core Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	All Cap Value Fund
Investment income:
Income*
Dividends
Unaffiliated issuers	$14,210,300	$62,032,405	$20,104,339	$4,418,891	$814,258
Affiliated issuers	—	—	3,421,152	—	—
Interest	484,717	1,005,998	2,244,706	128,627	68,326
Total income	14,695,017	63,038,403	25,770,197	4,547,518	882,584
Expenses:
Advisory fees	6,421,024	21,812,933	16,472,631	2,586,124	700,806
Professional fees and expenses	18,852	58,267	49,102	16,212	11,238
Custodian fees and expenses	40,619	104,407	84,946	23,592	11,800
Transfer agent fees and expenses	988,089	4,333,553	3,874,703	742,745	112,031
Accounting fees and expenses	114,545	410,567	319,389	67,948	33,707
Administration fees and expenses	243,260	826,517	624,090	98,026	26,572
Trustees' fees and expenses	9,869	44,584	33,589	5,682	1,567
Reports to shareholders	64,464	198,075	151,609	22,643	5,620
Registration fees	66,027	62,423	43,816	33,229	30,811
Distribution and service fees — Class A	792,754	3,717,758	1,377,076	191,254	98,071
Distribution and service fees — Class C	827,296	2,357,886	1,229,809	84,563	264,081
Distribution and service fees — Class R	—	228,519	58,895	—	—
Other expenses	16,817	99,032	78,886	14,505	4,211
Total expenses	9,603,616	34,254,521	24,398,541	3,886,523	1,300,515
Less, Distribution and service fees — Class C waiver (Note 2)	(63,372)	(432,037)	(328,150)	(43,149)	(62,276)
Net expenses	9,540,244	33,822,484	24,070,391	3,843,374	1,238,239
Net investment income (loss)	5,154,773	29,215,919	1,699,806	704,144	(355,655)
Realized and Unrealized Gain on Securities:
Net realized gains from sales of
Unaffiliated issuers	79,979,050	188,986,897	255,383,831	12,070,331	9,076,889
Affiliated issuers	—	—	16,020,386	3,598,066	—
Net change in unrealized appreciation of securities	159,013,060	515,731,658	288,212,340	9,780,522	9,996,033
Net gains on securities	238,992,110	704,718,555	559,616,557	25,448,919	19,072,922
Net Increase in Net Assets Resulting from Operations	$244,146,883	$733,934,474	$561,316,363	$26,153,063	$18,717,267
*Net of Foreign Taxes Withheld	$37,382	$83,505	$241,274	$49,317	$13,338

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Core Value Fund		Large Cap Value Fund		Mid-Cap Value Fund
	Six months ended December 31, 2006 (unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (unaudited)	Year ended June 30, 2006
Operations:
Net investment income (loss)	$5,154,773	$7,568,024	$29,215,919	$61,420,390	$1,699,806	$11,099,829
Net realized gain on securities	79,979,050	6,178,421	188,986,897	209,552,427	271,404,217	468,850,335
Net change in unrealized appreciation (depreciation) of securities	159,013,060	(9,275,353)	515,731,658	(145,033,959)	288,212,340	(165,629,089)
Net increase (decrease) in net assets resulting from operations	244,146,883	4,471,092	733,934,474	125,938,858	561,316,363	314,321,075
Dividends and Distributions to Shareholders:
Investment income — net:
Class I	(7,444,158)	(1,037,205)	(26,679,719)	(16,473,329)	(1,662,120)	(11,288,321)
Class A	(2,873,143)	(1,400,556)	(27,715,868)	(23,400,290)	—	(1,632,743)
Class C	—	(115,666)	(963,920)	(1,412,914)	—	—
Class R	—	—	(646,435)	(318,175)	—	(8,976)
Realized gain on securities — net:
Class I	(18,735,944)	(729,022)	(93,733,369)	(39,507,405)	(299,281,858)	(171,445,705)
Class A	(11,331,671)	(1,171,110)	(118,092,791)	(65,331,581)	(107,704,262)	(70,993,730)
Class C	(3,128,681)	(294,199)	(18,358,596)	(12,121,667)	(24,248,085)	(17,026,991)
Class R	—	—	(3,773,795)	(1,145,626)	(2,342,894)	(1,364,768)
Net decrease in net assets resulting from dividends and distributions to shareholders	(43,513,597)	(4,747,758)	(289,964,493)	(159,710,987)	(435,239,219)	(273,761,234)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	37,707,071	1,527,532,445	(4,896,139)	1,466,755,557	309,286,563	550,589,095
Net Assets:
Total increase (decrease) in net assets	238,340,357	1,527,255,779	439,073,842	1,432,983,428	435,363,707	591,148,936
Beginning of period	1,601,008,565	73,752,786	5,650,067,106	4,217,083,678	4,231,280,176	3,640,131,240
End of period	$1,839,348,922	$1,601,008,565	$6,089,140,948	$5,650,067,106	$4,666,643,883	$4,231,280,176
Undistributed net investment income (accumulated net investment loss)	$7,006	$5,169,534	$895,155	$27,685,178	$37,686	—

The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund		All Cap Value Fund
	Six months ended December 31, 2006 (unaudited)	Year ended June 30, 2006	Six months ended December 31, 2006 (unaudited)	Year ended June 30, 2006
Operations:
Net investment income (loss)	$704,144	$2,101,835	$(355,655)	$1,641,188
Net realized gain on securities	15,668,397	90,186,330	9,076,889	15,321,556
Net change in unrealized appreciation (depreciation) of securities	9,780,522	(49,998,423)	9,996,033	(17,963,545)
Net increase (decrease) in net assets resulting from operations	26,153,063	42,289,742	18,717,267	(1,000,801)
Dividends and Distributions to Shareholders:
Investment income — net:
Class I	(916,052)	(1,468,525)	—	(806,755)
Class A	(49,670)	(327,127)	—	(1,354,857)
Class C	—	—	—	(355,291)
Class R	—	—	—	—
Realized gain on securities — net:
Class I	(46,202,866)	(71,794,813)	(3,879,290)	(2,032,151)
Class A	(11,978,195)	(30,513,282)	(5,693,281)	(4,046,817)
Class C	(1,456,084)	(3,479,173)	(3,985,927)	(2,377,250)
Class R	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(60,602,867)	(107,582,920)	(13,558,498)	(10,973,121)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	(65,340,396)	33,787,990	(48,205,651)	(9,564,826)
Net Assets:
Total increase (decrease) in net assets	(99,790,200)	(31,505,188)	(43,046,882)	(21,538,748)
Beginning of period	758,850,589	790,355,777	212,401,690	233,940,438
End of period	$659,060,389	$758,850,589	$169,354,808	$212,401,690
Undistributed net investment income (accumulated net investment loss)	$(261,578)	—	$(355,655)	—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions
Core Value Fund	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/06*	$12.85	$0.06	$1.92	$1.98	$(0.11)	$(0.27)	$(0.38)
Year ended 6/30/2006	12.28	0.14	0.51	0.65	(0.05)	(0.03)	(0.08)
Period from 8/30/2004[1] to 6/30/2005	10.00	0.08	2.23	2.31	(0.03)	—	(0.03)
Class A
Six months ended 12/31/06*	12.80	0.04	1.92	1.96	(0.07)	(0.27)	(0.34)
Year ended 6/30/2006	12.26	0.11	0.50	0.61	(0.04)	(0.03)	(0.07)
Period from 8/30/2004[1] to 6/30/2005	10.00	0.05	2.24	2.29	(0.03)	—	(0.03)
Class C
Six months ended 12/31/06*	12.66	(0.01)	1.90	1.89	—	(0.27)	(0.27)
Year ended 6/30/2006	12.19	0.01	0.50	0.51	(0.01)	(0.03)	(0.04)
Period from 8/30/2004[1] to 6/30/2005	10.00	0.01	2.20	2.21	(0.02)	—	(0.02)

				Ratios to Average Net Assets
Core Value Fund	Net asset value, end of period	Total Return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement		Expenses		Investment income — net
Class I
Six months ended 12/31/06*	$14.45	15.34%	$1,044,015	0.93%[4]		0.93%[4]		0.80%[4]
Year ended 6/30/2006	12.85	5.31	765,092	0.95		0.99		1.08
Period from 8/30/2004[1] to 6/30/2005	12.28	23.16	36,586	0.95	[4]	1.30	[4]	0.96	[4]
Class A
Six months ended 12/31/06*	14.42	15.26	624,762	1.18	[4]	1.18	[4]	0.51	[4]
Year ended 6/30/2006	12.80	5.01	673,032	1.20		1.23		0.82
Period from 8/30/2004[1] to 6/30/2005	12.26	22.93	21,684	1.20	[4]	1.50	[4]	0.73	[4]
Class C
Six months ended 12/31/06*	14.28	14.89	170,572	1.86	[4]	1.93	[4]	(0.15)[4]
Year ended 6/30/2006	12.66	4.24	162,885	1.95		1.98		0.06
Period from 8/30/2004[1] to 6/30/2005	12.19	22.10	15,483	1.95	[4]	2.26	[4]	(0.02)[4]

	Six Months Ended December 31, 2006*	Year ended June 30, 2006	Period August 30, 2004[1] through June 30, 2005
Portfolio turnover rate	28%	13%	13%

1  Commencement of operations.

2  Effective 7/1/2005, net investment income (loss) per share has been calculated based on average shares outstanding during the period.

3  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

4  Annualized.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions
Large Cap Value Fund	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/06*	$23.42	$0.15	$3.02	$3.17	$(0.29)	$(1.01)	$(1.30)
Year ended 6/30/2006	23.47	0.33	0.40	0.73	(0.25)	(0.53)	(0.78)
Year ended 6/30/2005	20.09	0.17	3.42	3.59	(0.13)	(0.08)	(0.21)
Year ended 6/30/2004	15.26	0.10	4.92	5.02	(0.12)	(0.07)	(0.19)
Year ended 6/30/2003	15.99	0.17	0.36	0.53	(0.16)	(1.10)	(1.26)
Year ended 6/30/2002	16.82	0.22	(0.32)	(0.10)	(0.15)	(0.58)	(0.73)
Class A
Six months ended 12/31/06*	23.32	0.12	3.01	3.13	(0.23)	(1.01)	(1.24)
Year ended 6/30/2006	23.39	0.27	0.39	0.66	(0.20)	(0.53)	(0.73)
Year ended 6/30/2005	20.04	0.15	3.38	3.53	(0.10)	(0.08)	(0.18)
Year ended 6/30/2004	15.25	0.11	4.85	4.96	(0.10)	(0.07)	(0.17)
Year ended 6/30/2003	15.98	0.16	0.35	0.51	(0.14)	(1.10)	(1.24)
Period from 10/26/2001[1] to 6/30/2002	15.57	0.13	0.87	1.00	(0.09)	(0.50)	(0.59)
Class C
Six months ended 12/31/06*	22.96	0.04	2.98	3.02	(0.05)	(1.01)	(1.06)
Year ended 6/30/2006	23.07	0.09	0.39	0.48	(0.06)	(0.53)	(0.59)
Year ended 6/30/2005	19.84	0.04	3.29	3.33	(0.02)	(0.08)	(0.10)
Year ended 6/30/2004	15.15	(0.13)	4.93	4.80	(0.04)	(0.07)	(0.11)
Year ended 6/30/2003	15.92	(0.16)	0.56	0.40	(0.07)	(1.10)	(1.17)
Period from 2/4/2002[1] to 6/30/2002	15.60	0.03	0.29	0.32	—	—	—
Class R
Six months ended 12/31/06*	23.47	0.09	3.04	3.13	(0.18)	(1.01)	(1.19)
Year ended 6/30/2006	23.56	0.22	0.39	0.61	(0.17)	(0.53)	(0.70)
Year ended 6/30/2005	20.25	0.14	3.36	3.50	(0.11)	(0.08)	(0.19)
Period from 8/30/2003[1] to 6/30/2004	16.26	0.02	3.97	3.99	—	—	—

				Ratios to Average Net Assets
Large Cap Value Fund	Net asset value, end of period	Total Return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement		Expenses		Investment income — net
Class I
Six months ended 12/31/06*	$25.29	13.65%	$2,471,140	0.96%[4]		0.96%[4]		1.22%[4]
Year ended 6/30/2006	23.42	3.10	2,119,374	0.98		0.98		1.40
Year ended 6/30/2005	23.47	17.95	1,235,903	0.99		0.99		1.22
Year ended 6/30/2004	20.09	33.20	200,719	1.03		1.06		0.85
Year ended 6/30/2003	15.26	4.95	44,077	1.05		1.34		1.32
Year ended 6/30/2002	15.99	(0.38)	39,215	1.00		1.50		1.30
Class A
Six months ended 12/31/06*	25.21	13.50	3,050,863	1.21	[4]	1.21	[4]	0.95	[4]
Year ended 6/30/2006	23.32	2.82	2,959,444	1.22		1.22		1.15
Year ended 6/30/2005	23.39	17.68	2,440,384	1.24		1.24		0.96
Year ended 6/30/2004	20.04	32.78	311,596	1.28		1.31		0.60
Year ended 6/30/2003	15.25	4.79	28,704	1.30		1.59		1.07
Period from 10/26/2001[1] to 6/30/2002	15.98	6.51	6,546	1.25	[4]	1.75	[4]	1.05	[4]
Class C
Six months ended 12/31/06*	24.92	13.17	468,189	1.78	[4]	1.96	[4]	0.37	[4]
Year ended 6/30/2006	22.96	2.08	488,480	1.97		1.97		0.40
Year ended 6/30/2005	23.07	16.80	506,674	1.99		1.99		0.22
Year ended 6/30/2004	19.84	31.83	78,986	2.03		2.06		(0.14)
Year ended 6/30/2003	15.15	4.05	2,408	2.05		2.34		0.32
Period from 2/4/2002[1] to 6/30/2002	15.92	2.05	1,092	2.00	[4]	2.50	[4]	0.30	[4]
Class R
Six months ended 12/31/06*	25.41	13.39	98,948	1.46	[4]	1.46	[4]	0.72	[4]
Year ended 6/30/2006	23.47	2.59	82,770	1.49		1.49		0.92
Year ended 6/30/2005	23.56	17.35	25,933	1.49		1.49		0.77
Period from 8/30/2003[1] to 6/30/2004	20.25	24.54	1,665	1.71	[4]	1.74	[4]	0.53	[4]

	Six Months Ended	Year Ended June 30,
	December 31, 2006*	2006	2005	2004	2003	2002
Portfolio turnover rate	21%	27%	14%	5%	35%	96%

1  Commencement of operations.

2  Effective 7/1/2005, net investment income (loss) per share has been calculated based on average shares outstanding during the period.

3  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

4  Annualized.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions
Mid-Cap Value Fund	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/06*	$28.91	$0.03	$3.95	$3.98	$(0.02)	$(3.02)	$(3.04)
Year ended 6/30/2006	28.55	0.12	2.27	2.39	(0.13)	(1.90)	(2.03)
Year ended 6/30/2005	24.53	0.10	4.83	4.93	(0.07)	(0.84)	(0.91)
Year ended 6/30/2004	17.64	0.11	7.19	7.30	(0.08)	(0.33)	(0.41)
Year ended 6/30/2003	17.01	0.13	0.89	1.02	(0.05)	(0.34)	(0.39)
Year ended 6/30/2002	17.14	0.13	0.66	0.79	(0.15)	(0.77)	(0.92)
Class A
Six months ended 12/31/06*	28.77	(0.01)	3.93	3.92	—	(3.02)	(3.02)
Year ended 6/30/2006	28.41	0.05	2.25	2.30	(0.04)	(1.90)	(1.94)
Year ended 6/30/2005	24.43	0.04	4.81	4.85	(0.03)	(0.84)	(0.87)
Year ended 6/30/2004	17.61	0.06	7.15	7.21	(0.06)	(0.33)	(0.39)
Year ended 6/30/2003	16.99	0.09	0.90	0.99	(0.03)	(0.34)	(0.37)
Year ended 6/30/2002	17.12	0.07	0.70	0.77	(0.13)	(0.77)	(0.90)
Class C
Six months ended 12/31/06*	27.83	(0.08)	3.79	3.71	—	(3.02)	(3.02)
Year ended 6/30/2006	27.70	(0.17)	2.20	2.03	—	(1.90)	(1.90)
Year ended 6/30/2005	23.99	(0.15)	4.70	4.55	—	(0.84)	(0.84)
Year ended 6/30/2004	17.38	(0.11)	7.05	6.94	—	(0.33)	(0.33)
Year ended 6/30/2003	16.87	(0.02)	0.87	0.85	—	(0.34)	(0.34)
Year ended 6/30/2002	17.07	(0.03)	0.67	0.64	(0.07)	(0.77)	(0.84)
Class R
Six months ended 12/31/06*	29.05	(0.02)	3.93	3.91	—	(3.02)	(3.02)
Year ended 6/30/2006	28.71	(0.03)	2.28	2.25	(0.01)	(1.90)	(1.91)
Year ended 6/30/2005	24.78	(0.05)	4.89	4.84	(0.07)	(0.84)	(0.91)
Period from 8/30/2003[1] to 6/30/2004	19.33	0.02	5.84	5.86	(0.08)	(0.33)	(0.41)

				Ratios to Average Net Assets
Mid-Cap Value Fund	Net asset value, end of period	Total Return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement		Expenses		Investment income — net
Class I
Six months ended 12/31/06*	$29.85	13.72%	$3,234,339	0.99%[4]		0.99%[4]		0.18%[4]
Year ended 6/30/2006	28.91	8.53	2,873,684	1.01		1.01		0.40
Year ended 6/30/2005	28.55	20.41	2,244,061	1.03		1.03		0.36
Year ended 6/30/2004	24.53	41.67	908,242	1.03		1.03		0.50
Year ended 6/30/2003	17.64	6.46	162,404	1.15		1.22		0.84
Year ended 6/30/2002	17.01	4.77	63,741	1.15		1.40		0.89
Class A
Six months ended 12/31/06*	29.67	13.59	1,155,844	1.24	[4]	1.24	[4]	(0.07)[4]
Year ended 6/30/2006	28.77	8.27	1,088,854	1.27		1.27		0.16
Year ended 6/30/2005	28.41	20.13	1,075,253	1.28		1.28		0.16
Year ended 6/30/2004	24.43	41.21	755,749	1.28		1.28		0.25
Year ended 6/30/2003	17.61	6.26	60,159	1.40		1.47		0.60
Year ended 6/30/2002	16.99	4.64	18,790	1.40		1.65		0.60
Class C
Six months ended 12/31/06*	28.52	13.30	250,874	1.72	[4]	1.99	[4]	(0.54)[4]
Year ended 6/30/2006	27.83	7.46	246,242	2.01		2.01		(0.58)
Year ended 6/30/2005	27.70	19.23	252,381	2.03		2.03		(0.58)
Year ended 6/30/2004	23.99	40.19	201,360	2.04		2.04		(0.50)
Year ended 6/30/2003	17.38	5.40	15,209	2.15		2.22		(0.15)
Year ended 6/30/2002	16.87	3.85	9,084	2.15		2.40		(0.13)
Class R
Six months ended 12/31/06*	29.94	13.42	25,586	1.49	[4]	1.49	[4]	(0.32)[4]
Year ended 6/30/2006	29.05	7.99	22,501	1.51		1.51		(0.10)
Year ended 6/30/2005	28.71	19.83	20,038	1.53		1.53		(0.18)
Period from 8/30/2003[1] to 6/30/2004	24.78	30.58	4,032	1.72	[4]	1.72	[4]	(0.10)[4]

	Six Months Ended	Year Ended June 30,
	December 31, 2006*	2006	2005	2004	2003	2002
Portfolio turnover rate	22%	55%	27%	25%	56%	82%

1  Commencement of operations.

2  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

3  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

4  Annualized.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions
Small Cap Value Fund	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/06*	$48.13	$0.07	$2.11	$2.18	$(0.09)	$(4.52)	$(4.61)
Year ended 6/30/2006	52.52	0.18	2.57	2.75	(0.14)	(7.00)	(7.14)
Year ended 6/30/2005	50.54	(0.08)	9.36	9.28	—	(7.30)	(7.30)
Year ended 6/30/2004	34.55	(0.06)	16.90	16.84	(0.02)	(0.83)	(0.85)
Year ended 6/30/2003	31.83	0.05	2.72	2.77	(0.05)	—	(0.05)
Year ended 6/30/2002	26.63	0.10	5.30	5.40	(0.20)	—	(0.20)
Class A
Six months ended 12/31/06*	48.30	0.01	2.11	2.12	(0.02)	(4.52)	(4.54)
Year ended 6/30/2006	52.74	0.06	2.58	2.64	(0.08)	(7.00)	(7.08)
Year ended 6/30/2005	50.84	(0.20)	9.40	9.20	—	(7.30)	(7.30)
Year ended 6/30/2004	34.81	(0.17)	17.03	16.86	—	(0.83)	(0.83)
Year ended 6/30/2003	32.12	(0.02)	2.76	2.74	(0.05)	—	(0.05)
Year ended 6/30/2002	26.86	(0.04)	5.50	5.46	(0.20)	—	(0.20)
Class C
Six months ended 12/31/06*	45.83	(0.05)	2.02	1.97	—	(4.52)	(4.52)
Year ended 6/30/2006	50.67	(0.32)	2.48	2.16	—	(7.00)	(7.00)
Year ended 6/30/2005	49.45	(0.56)	9.08	8.52	—	(7.30)	(7.30)
Year ended 6/30/2004	34.13	(0.50)	16.65	16.15	—	(0.83)	(0.83)
Year ended 6/30/2003	31.71	(0.24)	2.68	2.44	(0.02)	—	(0.02)
Period from 2/4/2002[1] to 6/30/2002	28.84	(0.26)	3.13	2.87	—	—	—

				Ratios to Average Net Assets
Small Cap Value Fund	Net asset value, end of period	Total Return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement		Expenses		Investment income — net
Class I
Six months ended 12/31/06*	$45.70	4.49%	$511,812	1.05%[4]		1.05%[4]		0.27%[4]
Year ended 6/30/2006	48.13	5.13	553,660	1.04		1.04		0.35
Year ended 6/30/2005	52.52	19.49	518,365	1.06		1.06		(0.16)
Year ended 6/30/2004	50.54	49.06	324,984	1.14		1.14		(0.12)
Year ended 6/30/2003	34.55	8.72	136,680	1.22		1.25		0.18
Year ended 6/30/2002	31.83	20.45	97,458	1.24		1.32		0.35
Class A
Six months ended 12/31/06*	45.88	4.37	131,981	1.30	[4]	1.30	[4]	0.02 [4]
Year ended 6/30/2006	48.30	4.86	184,473	1.30		1.30		0.12
Year ended 6/30/2005	52.74	19.20	232,453	1.31		1.31		(0.40)
Year ended 6/30/2004	50.84	48.70	217,833	1.39		1.39		(0.37)
Year ended 6/30/2003	34.81	8.57	111,208	1.47		1.50		(0.07)
Year ended 6/30/2002	32.12	20.47	13,660	1.49		1.57		(0.34)
Class C
Six months ended 12/31/06*	43.28	4.26	15,267	1.54	[4]	2.05	[4]	(0.23)[4]
Year ended 6/30/2006	45.83	4.07	20,717	2.04		2.04		(0.63)
Year ended 6/30/2005	50.67	18.30	26,792	2.06		2.06		(1.15)
Year ended 6/30/2004	49.45	47.62	25,132	2.14		2.14		(1.13)
Year ended 6/30/2003	34.13	7.66	8,676	2.22		2.25		(0.82)
Period from 2/4/2002[1] to 6/30/2002	31.71	9.99	3,484	2.24	[4]	2.32	[4]	(1.72)[4]

	Six Months Ended	Year Ended June 30,
	December 31, 2006*	2006	2005	2004	2003	2002
Portfolio turnover rate	15%	52%	49%	64%	54%	75%

1  Commencement of operations.

2  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

3  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

4  Annualized.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions
All Cap Value Fund	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/06*	$19.36	$(0.00)	$2.24	$2.24	$—	$(1.70)	$(1.70)
Year ended 6/30/2006	20.36	0.21	(0.26)	(0.05)	(0.27)	(0.68)	(0.95)
Year ended 6/30/2005	17.02	0.16	3.27	3.43	(0.03)	(0.06)	(0.09)
Year ended 6/30/2004	12.58	0.00	4.46	4.46	(0.01)	(0.01)	(0.02)
Period from 12/31/2002[1] to 6/30/2003	10.00	0.02	2.56	2.58	—	—	—
Class A
Six months ended 12/31/06*	19.40	(0.03)	2.24	2.21	—	(1.70)	(1.70)
Year ended 6/30/2006	20.40	0.17	(0.26)	(0.09)	(0.23)	(0.68)	(0.91)
Year ended 6/30/2005	17.09	0.11	3.28	3.39	(0.02)	(0.06)	(0.08)
Year ended 6/30/2004	12.62	(0.04)	4.53	4.49	(0.01)	(0.01)	(0.02)
Period from 12/31/2002[1] to 6/30/2003	10.00	0.02	2.60	2.62	—	—	—
Class C
Six months ended 12/31/06*	19.00	(0.08)	2.19	2.11	—	(1.70)	(1.70)
Year ended 6/30/2006	20.02	0.01	(0.25)	(0.24)	(0.10)	(0.68)	(0.78)
Year ended 6/30/2005	16.88	(0.02)	3.22	3.20	—	(0.06)	(0.06)
Period from 8/28/2003[1] to 6/30/2004	14.32	(0.14)	2.71	2.57	—	(0.01)	(0.01)

				Ratios to Average Net Assets
All Cap Value Fund	Net asset value, end of period	Total Return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement		Expenses		Investment income — net
Class I
Six months ended 12/31/06*	$19.90	11.57%	$48,591	1.00%[4]		1.00%[4]		(0.03)%[4]
Year ended 6/30/2006	19.36	(0.24)	59,891	0.97		0.97		1.01
Year ended 6/30/2005	20.36	20.14	54,969	1.04		1.04		0.88
Year ended 6/30/2004	17.02	35.48	22,678	1.15		1.25		0.03
Period from 12/31/2002[1] to 6/30/2003	12.58	25.80	3,560	1.10	[4]	5.84	[4]	0.40 [4]
Class A
Six months ended 12/31/06*	19.91	11.38	71,544	1.25	[4]	1.25	[4]	(0.32)[4]
Year ended 6/30/2006	19.40	(0.50)	92,689	1.22		1.22		0.83
Year ended 6/30/2005	20.40	19.84	112,898	1.29		1.29		0.61
Year ended 6/30/2004	17.09	35.56	35,438	1.40		1.50		(0.22)
Period from 12/31/2002[1] to 6/30/2003	12.62	26.20	—	1.10	[4]	5.84	[4]	0.40 [4]
Class C
Six months ended 12/31/06*	19.41	11.10	49,220	1.77	[4]	2.00	[4]	(0.84)[4]
Year ended 6/30/2006	19.00	(1.25)	59,822	1.97		1.97		0.05
Year ended 6/30/2005	20.02	18.98	66,074	2.04		2.04		(0.14)
Period from 8/28/2003[1] to 6/30/2004	16.88	17.97	20,739	2.35	[4]	2.46	[4]	(0.96)[4]

	Six Months Ended	Year Ended June 30,			Period December 31, 20021
	December 31, 2006*	2006	2005	2004	through June 30, 2003
Portfolio turnover rate	19%	73%	39%	30%	11%

1  Commencement of operations.

2  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

3  Total returns exclude the effects of sales charges. The Fund's investment advisor waived a portion of its advisory fee and reimbursed a portion of the Fund's expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.

4  Annualized.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements

DECEMBER 31, 2006

NOTE 1.

Organization and Significant Accounting Policies. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of five series of shares. The Hotchkis and Wiley Core Value Fund, the Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund and the Hotchkis and Wiley Small Cap Value Fund (collectively, the "H&W Funds") are diversified series and the Hotchkis and Wiley All Cap Value Fund (together with the H&W Funds, hereafter referred to as the "Funds") is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. These financial statements include operating results, changes in net assets and financial highlights of the Mercury HW Funds prior to the reorganization.

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares: Class I, Class A, Class C, and Class R. The Core Value Fund, Small Cap Value Fund and All Cap Value Fund have three classes of shares: Class I, Class A, and Class C. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class C and Class R shares bear certain expenses related to the distribution and servicing expenditures. The Core Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund are closed to new investors, except as described in the prospectus. Effective August 19, 2005, the Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund converted their Class B shares into their Class A shares. Class B shares no longer exist. Effective August 29, 2006, Class C shares are automatically converted to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees.

The Funds' unaudited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from broker/dealers or pricing services. Short-term investments which mature in less than 60 days are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Federal Income Taxes: It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Income and Expense Allocation: Common expenses incurred by the Trust which are not allocable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

Dividends and Distributions to Shareholders:  Dividends from net investment income are declared and paid semi-annually for the Large Cap Value Fund and annually for the Core Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

Security Transactions and Investment Income: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.

NOTE 2.

Fees and Transactions with Affiliates. The Trust has entered into an Investment Advisory Agreement for each of the Funds with Hotchkis and Wiley Capital Management, LLC (the "Advisor"), with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are current and retired employees of the Advisor, and Stephens — H&W, LLC, a limited liability company whose primary member is SF Holdings, Corp., which is a diversified holding company. The Advisor is responsible for the management of the Funds' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through October 31, 2007.

	Core Value		Large Cap Value		Mid-Cap Value		Small Cap Value	All Cap Value
Annual Advisory Fee Rate	0.75	%(1)	0.75	%(1)	0.75	%(1)	0.75%	0.75%
Annual cap on expenses — Class I	0.95%		1.05%		1.15%		1.25%	1.25%
Annual cap on expenses — Class A	1.20%		1.30%		1.40%		1.50%	1.50%
Annual cap on expenses — Class C	1.95%		2.05%		2.15%		2.25%	2.25%
Annual cap on expenses — Class R	Not applicable		1.55%		1.65%		Not applicable	Not applicable

(1) Effective January 1, 2007, the Annual Advisory Fee Rate is 0.75% for the first $5 billion in assets, 0.65% for the next $5 billion in assets and 0.60% for assets over $10 billion.

Effective April 1, 2005, Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Funds ("Quasar" or the "Distributor"). The Distributor is affiliated with the Funds' Transfer Agent, Fund Accountant and Administrator, U.S. Bancorp Fund Services, LLC. Prior to April 1, 2005, the Funds' distributor was Stephens Inc. ("Stephens"). Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily at the annual rates based upon the average daily net assets of the shares as follows:

Distribution and Service Fee
Class A	0.25%
Class C	1.00%
Class R	0.50%

The Advisor, in coordination with the Distributor, has agreed to voluntarily waive a portion of the distribution fees for each of the Funds with respect to Class C shares for the period September 1, 2006 to May 31, 2007.

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A, Class C and Class R shareholders.

Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within transfer agent fees and expenses in the Statements of Operations.

As of April 1, 2005, U.S. Bancorp Fund Services, LLC, is the administrator for each Fund. Prior to April 1, 2005, the Funds' administrator was Stephens.

As permitted by Rule 10f-3 under the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Funds, under certain conditions described in the Rule, to acquire newly issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.

Investments. Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2006 were as follows:

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Purchases	$472,202,995	$1,205,335,555	$937,276,278	$101,959,516	$34,117,922
Sales	483,061,614	1,471,982,381	1,032,139,681	216,027,939	100,157,904

The following information is presented on an income tax basis as of June 30, 2006:

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Cost of investments(a)	$1,590,879,029	$5,444,918,969	$3,735,488,780	$661,334,257	$205,487,459
Gross unrealized appreciation	90,842,717	490,803,750	591,509,102	143,585,096	22,729,242
Gross unrealized depreciation	92,931,040	312,079,644	191,412,551	52,068,486	18,180,474
Net unrealized appreciation on investments	(2,088,323)	178,724,106	400,096,551	91,516,610	4,548,768
Distributable ordinary income (as of 6/30/2006)	5,169,534	31,078,422	17,178,600	17,398,709	905,438
Distributable long-term gains (as of 6/30/2006)	4,233,234	133,929,539	308,193,350	47,139,845	10,388,334
Total distributable earnings	9,402,768	165,007,961	325,371,950	64,538,554	11,293,772
Other accumulated losses	—	—	—	—	—
Total accumulated earnings	7,314,445	343,732,067	725,468,501	156,055,164	15,842,540

(a) Any differences between book and tax cost are due primarily to wash sale losses.

The tax components of distributions paid during the fiscal years ended June 30, 2006 and 2005, capital loss carryovers as of June 30, 2006 and tax basis post-October losses as of June 30, 2006, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	June 30, 2006				June 30, 2005
	Ordinary Income Distributions	Long-Term Capital Gains Distributions	Net Capital Loss Carryovers	Post-October Losses	Ordinary Income Distributions	Long-Term Capital Gains Distributions
Core Value	$2,813,372	$1,934,386	—	—	$103,624	—
Large Cap Value	45,903,198	113,807,789	—	—	9,315,651	$2,540,185
Mid-Cap Value	35,465,145	238,296,089	—	—	66,107,430	26,870,354
Small Cap Value	13,770,674	93,812,246	—	—	18,869,699	72,035,388
All Cap Value	2,516,903	8,456,218	—	—	330,784	131,279

NOTE 4.

Capital Share Transactions. Transactions in capital shares for each class were as follows:

	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Core Value Fund — Class I	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	16,148,546	$218,357,200	59,231,744	$765,972,686
Shares issued upon reinvestment of dividends and distributions	1,770,567	25,690,926	134,818	1,749,939
Total issued	17,919,113	244,048,126	59,366,562	767,722,625
Shares redeemed	(5,243,945)	(72,186,421)	(2,784,758)	(36,168,882)
Net increase	12,675,168	$171,861,705	56,581,804	$731,553,743

	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Core Value Fund — Class A	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	1,625,233	$21,884,173	57,985,211	$742,196,777
Shares issued upon reinvestment of dividends and distributions	858,684	12,433,734	154,569	2,001,662
Total issued	2,483,917	34,317,907	58,139,780	744,198,439
Shares redeemed	(11,737,682)	(156,535,404)	(7,332,846)	(95,269,869)
Net increase (decrease)	(9,253,765)	$(122,217,497)	50,806,934	$648,928,570
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Core Value Fund — Class C	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	236,381	$3,212,290	12,424,776	$157,732,522
Shares issued upon reinvestment of dividends and distributions	207,444	2,974,755	13,734	176,619
Total issued	443,825	6,187,045	12,438,510	157,909,141
Shares redeemed	(1,362,266)	(18,124,182)	(844,230)	(10,859,009)
Net increase (decrease)	(918,441)	$(11,937,137)	11,594,280	$147,050,132
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Large Cap Value Fund — Class I	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	12,138,077	$297,259,179	52,350,606	$1,243,896,224
Shares issued upon reinvestment of dividends and distributions	4,647,214	116,518,483	2,103,004	49,748,988
Total issued	16,785,291	413,777,662	54,453,610	1,293,645,212
Shares redeemed	(9,557,427)	(234,111,842)	(16,628,941)	(398,214,044)
Net increase	7,227,864	$179,665,820	37,824,669	$895,431,168
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Large Cap Value Fund — Class A	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	10,476,270	$255,527,201	55,205,432	$1,313,477,458
Shares issued upon reinvestment of dividends and distributions	5,366,706	134,426,314	2,699,325	63,667,674
Transfers in from Class B (Note 1)	—	—	327,266	7,720,216
Total issued	15,842,976	389,953,515	58,232,023	1,384,865,348
Shares redeemed	(21,729,486)	(525,258,083)	(35,686,964)	(847,335,151)
Net increase (decrease)	(5,886,510)	$(135,304,568)	22,545,059	$537,530,197

	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Large Cap Value Fund — Class B	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	—	$—	10,305	$241,549
Shares issued upon reinvestment of dividends and distributions	—	—	—	—
Total issued	—	—	10,305	241,549
Shares redeemed	—	—	(34,161)	(801,821)
Transfers out to Class A (Note 1)	—	—	(330,847)	(7,720,216)
Total redeemed	—	—	(365,008)	(8,522,037)
Net decrease	—	$—	(354,703)	$(8,280,488)
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Large Cap Value Fund — Class C	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	306,234	$7,362,421	2,935,927	$68,830,750
Shares issued upon reinvestment of dividends and distributions	715,801	17,907,253	220,165	5,129,048
Total issued	1,022,035	25,269,674	3,156,092	73,959,798
Shares redeemed	(3,510,707)	(83,572,215)	(3,841,561)	(89,927,848)
Net decrease	(2,488,672)	$(58,302,541)	(685,469)	$(15,968,050)
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Large Cap Value Fund — Class R	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	580,909	$14,136,326	2,857,275	$68,361,274
Shares issued upon reinvestment of dividends and distributions	169,799	4,303,628	37,610	893,766
Total issued	750,708	18,439,954	2,894,885	69,255,040
Shares redeemed	(382,048)	(9,394,804)	(469,356)	(11,212,310)
Net increase	368,660	$9,045,150	2,425,529	$58,042,730
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Mid-Cap Value Fund — Class I	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	9,201,575	$281,783,179	30,382,408	$891,900,784
Shares issued upon reinvestment of dividends and distributions	9,832,593	294,486,169	5,645,530	159,429,772
Total issued	19,034,168	576,269,348	36,027,938	1,051,330,556
Shares redeemed	(10,096,774)	(303,723,375)	(15,225,703)	(444,564,052)
Net increase	8,937,394	$272,545,973	20,802,235	$606,766,504

	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Mid-Cap Value Fund — Class A	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	2,956,307	$90,476,622	8,657,845	$252,505,200
Shares issued upon reinvestment of dividends and distributions	3,441,749	102,426,450	1,873,521	52,720,863
Transfers in from Class B (Note 1)	—	—	1,208,863	35,552,659
Total issued	6,398,056	192,903,072	11,740,229	340,778,722
Shares redeemed	(5,284,958)	(157,057,359)	(11,735,309)	(341,132,928)
Net increase (decrease)	1,113,098	$35,845,713	4,920	$(354,206)
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Mid-Cap Value Fund — Class B	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	—	$—	36,612	$1,056,770
Shares issued upon reinvestment of dividends and distributions	—	—	—	—
Total issued	—	—	36,612	1,056,770
Shares redeemed	—	—	(543,334)	(15,720,867)
Transfers out to Class A (Note 1)	—	—	(1,242,253)	(35,552,659)
Total redeemed	—	—	(1,785,587)	(51,273,526)
Net decrease	—	$—	(1,748,975)	$(50,216,756)
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Mid-Cap Value Fund — Class C	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	113,653	$3,298,763	922,684	$25,844,270
Shares issued upon reinvestment of dividends and distributions	777,314	22,238,948	239,911	6,556,768
Total issued	890,967	25,537,711	1,162,595	32,401,038
Shares redeemed	(944,055)	(27,099,715)	(1,424,409)	(40,287,596)
Net decrease	(53,088)	$(1,562,004)	(261,814)	$(7,886,558)
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Mid-Cap Value Fund — Class R	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	121,001	$3,691,466	284,546	$8,378,701
Shares issued upon reinvestment of dividends and distributions	78,035	2,344,158	16,425	467,312
Total issued	199,036	6,035,624	300,971	8,846,013
Shares redeemed	(119,166)	(3,578,743)	(224,285)	(6,565,902)
Net increase	79,870	$2,456,881	76,686	$2,280,111

	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Small Cap Value Fund — Class I	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	1,130,334	$52,754,746	3,907,539	$201,609,438
Shares issued upon reinvestment of dividends and distributions	1,020,657	46,817,546	697,962	33,907,000
Total issued	2,150,991	99,572,292	4,605,501	235,516,438
Shares redeemed	(2,455,088)	(115,895,954)	(2,971,430)	(153,469,718)
Net increase (decrease)	(304,097)	$(16,323,662)	1,634,071	$82,046,720
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Small Cap Value Fund — Class A	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	86,594	$4,098,838	682,714	$35,294,061
Shares issued upon reinvestment of dividends and distributions	230,925	10,634,110	393,692	19,220,058
Transfers in from Class B (Note 1)	—	—	140,169	7,688,272
Total issued	317,519	14,732,948	1,216,575	62,202,391
Shares redeemed	(1,260,461)	(59,304,247)	(1,804,552)	(93,329,775)
Net increase (decrease)	(942,942)	$(44,571,299)	(587,977)	$(31,127,384)
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Small Cap Value Fund — Class B	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	—	$—	11,465	$616,120
Shares issued upon reinvestment of dividends and distributions	—	—	—	—
Total issued	—	—	11,465	616,120
Shares redeemed	—	—	(117,095)	(6,273,530)
Transfers out to Class A (Note 1)	—	—	(146,168)	(7,688,272)
Total redeemed	—	—	(263,263)	(13,961,802)
Net decrease	—	$—	(251,798)	$(13,345,682)
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
Small Cap Value Fund — Class C	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	1,600	$71,575	86,299	$4,179,367
Shares issued upon reinvestment of dividends and distributions	30,535	1,326,479	18,055	839,733
Total issued	32,135	1,398,054	104,354	5,019,100
Shares redeemed	(131,371)	(5,843,489)	(181,066)	(8,804,764)
Net decrease	(99,236)	$(4,445,435)	(76,712)	$(3,785,664)

	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
All Cap Value Fund — Class I	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	28,380	$564,240	407,172	$8,341,731
Shares issued upon reinvestment of dividends and distributions	192,443	3,831,536	132,073	2,577,971
Total issued	220,823	4,395,776	539,245	10,919,702
Shares redeemed	(871,389)	(17,790,526)	(146,770)	(2,969,485)
Net increase (decrease)	(650,566)	$(13,394,750)	392,475	$7,950,217
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
All Cap Value Fund — Class A	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	35,324	$699,957	1,211,905	$24,809,433
Shares issued upon reinvestment of dividends and distributions	247,869	4,940,022	167,351	3,276,366
Total issued	283,193	5,639,979	1,379,256	28,085,799
Shares redeemed	(1,467,194)	(28,716,741)	(2,135,896)	(42,831,350)
Net decrease	(1,184,001)	$(23,076,762)	(756,640)	$(14,745,551)
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Year Ended June 30, 2006
All Cap Value Fund — Class C	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	22,867	$431,512	513,526	$10,352,915
Shares issued upon reinvestment of dividends and distributions	194,015	3,769,704	56,046	1,078,502
Total issued	216,882	4,201,216	569,572	11,431,417
Shares redeemed	(829,378)	(15,935,355)	(721,727)	(14,200,909)
Net decrease	(612,496)	$(11,734,139)	(152,155)	$(2,769,492)

NOTE 5.

Transactions with Affiliates. The following issuers are affiliated with the Funds; that is, the Fund held 5% or more of the outstanding voting securities during the period from July 1, 2006 through December 31, 2006. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Mid-Cap Value Fund
Issuer Name	Share Balance At July 1, 2006	Additions	Reductions	Share Balance At Dec. 31, 2006	Dividend Income	Value At Dec. 31, 2006
Dow Jones & Company, Inc.	3,661,300	148,400	—	3,809,700	$1,867,750	$144,768,600
Flowserve Corporation*	3,843,900	81,200	1,301,400	2,623,700	—	132,418,139
IKON Office Solutions, Inc.	8,136,400	—	597,000	7,539,400	650,912	123,419,978
MI Developments, Inc.	3,008,300	328,000	—	3,336,300	902,490	119,105,910
Saxon Capital, Inc.*	2,875,900	—	2,875,900	—	—	—
Valassis Communications, Inc.	2,456,500	—	—	2,456,500	—	35,619,250
					$3,421,152

* Issuer was not an affiliate as of December 31, 2006.

Small Cap Value Fund

Issuer Name	Share Balance At July 1, 2006	Additions	Reductions	Share Balance At Dec. 31, 2006	Value At Dec. 31, 2006
Jameson Inns, Inc.*	2,921,017	—	2,921,017	—	$—
Lodgian, Inc.	1,691,009	135,900	253,800	1,573,109	21,394,282

* Issuer was not an affiliate as of December 31, 2006.

All Cap Value Fund

Issuer Name	Share Balance At July 1, 2006	Additions	Reductions	Share Balance At Dec. 31, 2006	Value At Dec. 31, 2006
Miller Industries, Inc.	488,198	171,200	—	659,398	$15,825,552

NOTE 6.

Indemnifications.  Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, the Funds expect the risk of loss to be remote.

NOTE 7.

New Accounting Standards. On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission ("SEC") granted a six-month delay in the required implementation of FIN 48 for Mutual Funds. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

Disclosure on Investment Advisory Agreement Approval

At its November 15, 2006 meeting, the Trust's Board considered a proposal by Hotchkis and Wiley Capital Management LLC (the "Advisor"), the investment adviser to the Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund and the Hotchkis and Wiley Core Value Fund (each, a "Fund") to approve for each Fund a new advisory fee schedule that included breakpoints. In connection with the annual contract review process earlier in the year, the Independent Trustees had requested that the Advisor consider what additional actions it might recommend in the event the Funds further develop economies of scale. The new fee schedule adds breakpoints designed to reflect economies of scale that the Advisor determined were obtainable for each Fund, based on a recent report of an independent fee consultant.

The Board, and the Independent Trustees, normally consider the renewal of each Fund's investment advisory agreement annually pursuant to a process that now concludes at the Board's second quarter Board meeting. In connection with its annual consideration of the investment advisory agreements, the Board considered the following factors, among others, when determining whether to approve or continue each agreement:

•  the nature, extent and quality of the services provided by the Advisor

•  the investment performance of the Fund and the Advisor

•  the cost of the services provided and the profits realized by the Advisor and its affiliates from the relationship with the Fund

•  the extent to which economies of scale would be realized as the Fund grows

•  whether fee levels reflect these economies of scale for the benefit of Fund investors

In connection with the Board's consideration of the Advisor's proposed new advisory fee schedule for each Fund, the Board received a presentation from the Advisor and considered the Advisor's projection, based on asset sizes at October 31, 2006, that the adoption of the new advisory fee schedule would result in an immediate reduction of two basis points in the advisory fee for Hotchkis and Wiley Large Cap Value Fund. The Trustees noted that the new fee schedule would have no immediate effect on the Hotchkis and Wiley Mid-Cap Value Fund or the Hotchkis and Wiley Core Value Fund, but that it might soon result in fee reductions for the Hotchkis and Wiley Mid-Cap Value Fund, given its current size. The Board also considered the Advisor's representation that there would be no diminution in services provided in connection with the amendment to the advisory agreements. The Board concluded that the proposed breakpoints were appropriate, and determined to approve the new advisory fee schedules, to take effect on January 1, 2007.

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ADVISOR

Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

This report is for the information of shareholders of the Hotchkis and Wiley Funds, but may also be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is included in the Statement of Additional Information, which is available without charge, upon request, by calling 1-866-HW-FUNDS (1-866-493-8637) and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge on the Funds' website at www.hwcm.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

Hotchkis and Wiley Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available free of charge on the SEC's website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (1-202-551-8090). The Forms N-Q are also available on our website at http://www.hwcm.com under the "Download Center".

725 SOUTH FIGUEROA STREET, 39th Floor

LOS ANGELES, CALIFORNIA 90017-5439

www.hwcm.com

1.866.HW.FUNDS (1.866.493.8637)

CODE #HWF-SAR-1206-0207

DECEMBER 31, 2006

SEMI-ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The identification and recommendation of individuals for Board membership is the responsibility of the Nominating and Governance Committee.  Shareholders may submit suggestions for candidates by forwarding their correspondence by U.S. mail or other courier service to the registrant’s Secretary for the attention of the Chairman of the Nominating and Governance Committee, 725 S. Figueroa Street, 39th Floor, Los Angeles, CA 90017-5439.

Item 11. Controls and Procedures.

(a)  The officers providing the certifications in this report in accordance with Rule 30a-2 under the Investment Company Act of 1940 (the “Act”) have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Act), that such controls and procedures are effective, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year which has materially affected, or is reasonably likely to materially affect, the registrant’s internal  control over financial reporting.

Item 12. Exhibits.

(a)       (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)       Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hotchkis and Wiley Funds

By:	/s/ Nancy D. Celick
Name: Nancy D. Celick
Title: President
Date:	2/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy D. Celick
Name: Nancy D. Celick
Title: President
Date:	2/22/07

By:	/s/ Anna Marie Lopez
Name: Anna Marie Lopez
Title: Treasurer
Date:	2/22/07